Compensation of Corporate Officers - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Of Corporate Officers [Line Items]
CEO corporate contract non-compete indemnity compensation upon termination description	twelve (12) months of fixed compensation, calculated on the basis of the gross amounts due for the past twelve months ended
CEO Corporate Contract Non-Compete Indemnity Compensation Eligibility Period	12 months
CEO corporate contract non-compete indemnity compensation upon termination description	increased, where applicable, by the amount of the annual variable compensation due for the previous year. This compensation is intended to compensate the prohibition made to the Chief Executive Officer, for a period of 12 months following the termination of his functions, for whatever reason, to work in any way whatsoever with certain companies carrying out a directly competitive activity of the Company.
CEO gross negligence severance pay description	twelve (12) months of fixed compensation, calculated on the basis of the gross amounts due for the twelve past completed months
CEO gross negligence severance pay description	increased, where applicable, by the amount of annual variable compensation due for the previous year.This compensation will be paid one month after his effective termination of activity within the Group. The compensation will not be paid if, on his initiative, the Chief Executive Officer leaves the Company to exercise new functions or changes functions within the Group, or even if he has the possibility of asserting in the short term his retirement rights. It is also specified that any sum paid under the non-competition clause will be deducted from the sums due under the severance pay and vice versa.
Maximum commitment amount	€ 523
CEO gross negligence severance pay eligibility period	12 months
Chairman and Chief Executive Officer
Disclosure Of Compensation Of Corporate Officers [Line Items]
Insurance premium to be paid	€ 2,052	€ 1,316	€ 3,146